Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - Allin basis [member] - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 26,304	$ 24,641
Tier 1 capital	29,648	27,908
Total capital	34,097	32,230
Total risk-weighted assets (RWAs)	$ 234,816
CET1 capital RWA		216,144
Tier 1 capital RWA		216,303
Total capital RWA		$ 216,462
CET1 ratio	11.20%	11.40%
Tier 1 capital ratio	12.60%	12.90%
Total capital ratio	14.50%	14.90%
Leverage ratio exposure	$ 696,026	$ 653,946
Leverage ratio	4.30%	4.30%